Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 442,703	$ 656,880
Restricted cash (Note 1)	20,523	17,203
Inventories (Note 7)	14,132	13,156
Fair value of derivatives (Notes 19 and 20)	9,742	10,410
Insurance claims receivable	7,553	8,039
Time charter assumed (Note 12)	164	195
Accrued charter revenue (Note 12)	9,262	11,929
Short-term investments (Note 6)	18,891	18,499
Investment in leaseback vessels (Note 11(b))	49,076	30,561
Net investment in sales type lease vessels, current (Note 11(c))	0	12,748
Prepayments and other assets	34,817	16,823
Total current assets of continuing operations	618,925	802,306
Current assets of discontinued operations (Note 3)	0	237,910
Total current assets	618,925	1,040,216
FIXED ASSETS, NET:
Vessels, net (Note 8)	2,696,520	2,715,168
Fixed assets of discontinued operations (Note 3)	0	671,844
Total fixed assets, net	2,696,520	3,387,012
OTHER NON-CURRENT ASSETS:
Investment in leaseback vessels, non-current (Note 11(b))	305,230	222,088
Accounts receivable, non-current (Note 4)	1,950	1,950
Deferred charges, net (Note 9)	48,857	52,688
Finance leases, right-of-use assets (Note 11(a))	0	37,818
Due from related parties, non-current (Note 4)	1,125	1,125
Net investment in sales type lease vessels, non-current (Note 11(c))	8,098	6,734
Restricted cash, non-current (Note 1)	42,356	45,922
Time charter assumed, non-current (Note 12)	7	74
Accrued charter revenue, non-current (Note 12)	4,482	2,688
Fair value of derivatives, non-current (Notes 19 and 20)	11,551	21,235
Total non-current assets of continuing operations	423,656	392,322
Non-current assets of discontinued operations (Note 3)	0	329,137
Total non-current assets	423,656	721,459
Total assets	3,739,101	5,148,687
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	282,229	287,360
Finance lease liability (Note 11(a))	0	23,877
Accrued liabilities	17,408	20,672
Unearned revenue (Note 12)	25,554	24,902
Fair value of derivatives (Notes 19 and 20)	7,679	19,756
Other current liabilities	20,346	24,564
Total current liabilities of continuing operations	369,179	410,593
Current liabilities of discontinued operations (Note 3)	0	334,967
Total current liabilities	369,179	745,560
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,306,520	1,410,480
Fair value of derivatives, non-current portion (Notes 19 and 20)	157	0
Unearned revenue, net of current portion (Note 12)	12,018	14,620
Other non-current liabilities	32,107	11,099
Total non-current liabilities of continuing operations	1,350,802	1,436,199
Non-current liabilities of discontinued operations (Note 3)	0	398,322
Total non-current liabilities	1,350,802	1,834,521
COMMITMENTS AND CONTINGENCIES (Note 13)
Temporary equity – Redeemable non-controlling interest in subsidiary – (Note 14)	0	(2,453)
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 15)	0	0
Common stock (Note 15)	13	13
Treasury stock (Note 15)	(120,095)	(120,095)
Additional paid-in capital	1,329,535	1,336,646
Retained earnings	731,120	1,279,605
Accumulated other comprehensive income (Notes 19 and 20)	7,475	17,345
Total Costamare Inc. stockholders’ equity	1,948,048	2,513,514
Non-controlling interest (Note 1)	71,072	57,545
Total stockholders’ equity	2,019,120	2,571,059
Total liabilities and stockholders’ equity	3,739,101	5,148,687
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 4)	5,177	5,863
CURRENT LIABILITIES:
Accounts payable	10,609	7,948
Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 4)	6,885	0
CURRENT LIABILITIES:
Accounts payable	$ 5,354	$ 1,514